Marketable securities (Tables)	6 Months Ended
Jun. 30, 2018
Investments, Debt and Equity Securities [Abstract]
Marketable Securities Held

The following tables summarize the carrying values of our ownership interests in Seadrill Partners’ common units and Archer ordinary units, which are held as marketable securities in the Consolidated Balance Sheet:

(In $ millions)	June 30, 2018	December 31, 2017
Seadrill Partners —Common units	91	96
Archer	30	28

Total marketable securities	121	124

Net Unrealized Gains and Losses Related to Marketable Securities

After we adopted ASU 2016-01 on January 1, 2018, changes in the fair value of investments in marketable securities are recorded in net income. We classify such gains within the line item “Unrealized loss on marketable securities” within the Consolidated Statement of Operations. The unrealized loss for the six months ended June 30, 2018 was as follows:

(In $ millions)	Six Months Ended June 30,

2018
Seadrill Partners—Common Units—unrealized loss on marketable securities	(5)
Archer—unrealized gain on marketable securities	2

Total unrealized loss on marketable securities	(3)

Before we adopted ASU 2016-01 on January 1, 2018, changes in fair value of investments in marketable securities were initially recorded in other comprehensive income and then reclassified to net income when realized. We classified such gains within the line item “Unrealized gains on marketable securities” within the Consolidated Statement of Comprehensive income. The unrealized gain for the six months ended June 30, 2017 was as follows:

(In $ millions)	Six Months Ended June 30,
2017
Seadrill Partners—Common Units—unrealized loss on marketable securities	(21)
Archer—unrealized gain on marketable securities	27

Total unrealized gain on marketable securities	6